Certain Risks And Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Certain Risks And Concentrations (Textual)
Concentration risk, customer	Each customer that accounted for 10% or more of the Company's revenues.	Each customer that accounted for 10% or more of the Company's revenues.
Concentration risk, supplier	No supplier accounted for 10% or more of the Company's purchases.	No supplier accounted for 10% or more of the Company's purchases.